SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES

Estimated useful lives are as follows:

Category	Estimated useful lives
Buildings	10-20 years
Computer and office equipment	3-10 years
Machinery and equipment	3-10 years
Vehicles	4-5 years
Construction buildings	10-20 years
Building improvement	5-10 years

SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31,	June 30,	Six months ended December 31,
	2025	2025	2025	2024
Foreign currency	Balance Sheet	Balance Sheet	Profit/Loss	Profit/Loss
RMB:1USD	7.0288	7.1586	7.1048	7.1373